UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21218
Eaton Vance Insured New York Municipal Bond Fund II
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	June 30, 2007

Item 1. Schedule of Investments

Eaton Vance Insured New York Municipal Bond Fund II                                                              as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 165.5%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 1.8%
$665	Long Island Power Authority, Electric System Revenue, 5.00%, 12/1/35	$684,019
		$684,019
General Obligations — 8.4%
$1,000	New York, 5.00%, 6/1/30	$1,029,680
1,650	New York, 5.25%, 1/15/28	1,720,356
500	New York City, 5.25%, 8/15/26	525,890
		$3,275,926
Hospital — 2.0%
$750	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	$788,782
		$788,782
Insured-Electric Utilities — 6.0%
$2,250	Long Island Power Authority, (AMBAC), 5.00%, 9/1/34	$2,313,720
		$2,313,720
Insured-Escrowed / Prerefunded — 10.6%
$515	New York Dormitory Authority, (University of Rochester), (MBIA), Prerefunded 7/1/08, 5.00%, 7/1/27	$526,845
580	New York City Cultural Resource Trust, (Museum of History), (AMBAC), Prerefunded to 7/1/09, Variable Rate, 9.149%, 7/1/29 (1)(2)	661,235
1,295	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/13, 5.00%, 7/1/33	1,368,841
1,500	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (3)	1,574,015
		$4,130,936
Insured-General Obligations — 5.9%
$2,245	New York Dormitory Authority, (School Districts Financing Program), (MBIA), 5.00%, 10/1/30	$2,303,101
		$2,303,101
Insured-Lease Revenue / Certificates of Participation — 16.2%
$3,285	Hudson Yards Infrastructure Corp., (MBIA), 4.50%, 2/15/47	$3,112,537
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36 (3)	830,870
2,205	Puerto Rico Public Buildings Authority, (CIFG), Prerefunded to 7/1/12, 5.25%, 7/1/36 (3)	2,331,480
		$6,274,887

Insured-Other Revenue — 24.1%
$1,930	New York City Cultural Resource Trust, (American Museum of Natural History), (MBIA), 5.00%, 7/1/44	$1,975,548
2,000	New York City Cultural Resource Trust, (Museum of Modern Art), (AMBAC), 5.125%, 7/1/31 (4)	2,073,600
2,000	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	2,002,260
1,550	New York City Industrial Development Agency, (Yankee Stadium), (FGIC), 4.50%, 3/1/39	1,491,689
1,825	New York City Industrial Development Agency, (Yankee Stadium), (MBIA), 4.75%, 3/1/46	1,825,566
		$9,368,663
Insured-Private Education — 29.3%
$110	New York Dormitory Authority, (University of Rochester), (MBIA), 5.00%, 7/1/27	$112,016
1,000	New York City Industrial Development Agency, (New York University), (AMBAC), 5.00%, 7/1/31	1,019,420
1,440	New York Dormitory Authority, (Barnard College), (FGIC), 5.00%, 7/1/24 (5)	1,512,288
2,500	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	2,582,075
2,265	New York Dormitory Authority, (FIT Student Housing Corp.), Prerefunded to 7/1/14 (FGIC), 5.00%, 7/1/29	2,401,489
605	New York Dormitory Authority, (Fordham University), (FGIC), 5.00%, 7/1/32	619,484
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/31	1,019,420
500	New York Dormitory Authority, (Skidmore College), (FGIC), 5.00%, 7/1/33	515,030
5,425	Oneida County Industrial Development Agency, (Hamilton College), (MBIA), 0.00%, 7/1/32	1,612,201
		$11,393,423
Insured-Public Education — 4.3%
$1,500	New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$1,649,925
		$1,649,925
Insured-Special Tax Revenue — 4.0%
$700	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$695,681
400	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	410,328
1,700	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	444,465
		$1,550,474

Insured-Transportation — 23.1%
$1,500	Metropolitan Transportation Authority, Transportation Revenue Bonds, (FGIC), 4.75%, 11/15/37 (5)	$1,502,970
2,000	Metropolitan Transportation Authority, Transportation Revenue Bonds, (FGIC), 5.25%, 11/15/31	2,093,200
2,500	Port Authority of New York and New Jersey, (FSA), 5.00%, 11/1/27 (3)	2,583,442
705	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/33	725,050
2,000	Triborough Bridge and Tunnel Authority, (MBIA), 5.00%, 11/15/32	2,054,220
		$8,958,882
Insured-Water and Sewer — 14.2%
$3,000	New York City Municipal Water Finance Authority, (AMBAC), 5.00%, 6/15/38 (4)(6)	$3,071,460
2,400	Niagara Falls Public Water Authority and Sewer System, (MBIA), 5.00%, 7/15/34	2,459,016
		$5,530,476
Insured-Water Revenue — 1.4%
$580	New York Environmental Facilities Corp., (MBIA), 4.25%, 6/15/28	$551,000
		$551,000
Other Revenue — 1.5%
$500	Puerto Rico Infrastructure Financing Authority, Variable Rate, 8.707%, 10/1/32 (1)(2)	$581,840
		$581,840
Private Education — 5.2%
$1,000	Dutchess County, Industrial Development Agency, (Marist College), 5.00%, 7/1/22	$1,013,450
1,000	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	1,019,300
		$2,032,750
Transportation — 2.7%
$1,000	Port Authority of New York and New Jersey, 5.00%, 9/1/38	$1,032,090
		$1,032,090
Water and Sewer — 4.8%
$950	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 4.50%, 6/15/36	$917,900
1,000	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 4.50%, 6/15/36	964,680
		$1,882,580

Total Tax-Exempt Investments — 165.5%
(identified cost $62,973,422)	$64,303,474
Other Assets, Less Liabilities — (7.6)%	$(2,946,148)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.9)%	$(22,507,150)
Net Assets Applicable to Common Shares — 100.0%	$38,850,176

AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2007, 84.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.0% to 29.0% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of the securities is $1,243,075 or 3.2% of the Fund’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2007.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(4)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(5)	When-issued security.
(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
09/07	38 U.S. Treasury Bond	Short	$(4,145,809)	$(4,094,500)	$51,309

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Appreciation (Depreciation)
Citibank, N.A.	$1,600,000	3.925%	USD-BMA Municipal Swap Index	August 16, 2007/ August 16, 2027	$54,879
Merrill Lynch Capital Services, Inc.	$1,600,000	4.006%	USD-BMA Municipal Swap Index	August 7, 2007/ August 7, 2037	$65,279
Lehman Brothers, Inc.	$1,525,000	5.956%	3-month USD-LIBOR-BBA	March 25, 2008/ March 25, 2038	$(25,393)
					$94,765

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$58,329,900
Gross unrealized appreciation	$1,708,487
Gross unrealized depreciation	(399,913)
Net unrealized appreciation	$1,308,574

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured New York Municipal Bond Fund II

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	August 27, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	August 27, 2007